Condensed Consolidated Interim Statements of Shareholders' Equity (unaudited) - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance (in shares) at Dec. 31, 2023		17,174,502
Balance at Dec. 31, 2023	$ 160,448	$ 1,244,539	$ 9,672	$ 11,516	$ (1,074,434)	$ (30,845)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		83,862
Issuance of common shares on exercise of share units	0	$ 1,112	(1,112)
Stock-based compensation	633		633
Net income (loss) for the period	(7,831)				(7,831)
Other comprehensive income (loss)	(1,725)					(1,725)
Balance (in shares) at Jun. 30, 2024		17,258,364
Balance at Jun. 30, 2024	151,525	$ 1,245,651	9,193	11,516	(1,082,265)	(32,570)
Balance (in shares) at Mar. 31, 2024		17,223,154
Balance at Mar. 31, 2024	146,701	$ 1,245,408	9,134	11,516	(1,088,082)	(31,275)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		35,210
Issuance of common shares on exercise of share units	0	$ 243	(243)
Stock-based compensation	302		302
Net income (loss) for the period	5,817				5,817
Other comprehensive income (loss)	(1,295)					(1,295)
Balance (in shares) at Jun. 30, 2024		17,258,364
Balance at Jun. 30, 2024	$ 151,525	$ 1,245,651	9,193	11,516	(1,082,265)	(32,570)
Balance (in shares) at Dec. 31, 2024	17,282,934	17,282,934
Balance at Dec. 31, 2024	$ 137,025	$ 1,245,805	9,472	11,516	(1,096,275)	(33,493)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		68,071
Issuance of common shares on exercise of share units	0	$ 838	(838)
Stock-based compensation	393		393
Net income (loss) for the period	(36,795)				(36,795)
Other comprehensive income (loss)	$ 8,269					8,269
Balance (in shares) at Jun. 30, 2025	17,351,005	17,351,005
Balance at Jun. 30, 2025	$ 108,892	$ 1,246,643	9,027	11,516	(1,133,070)	(25,224)
Balance (in shares) at Mar. 31, 2025		17,326,732
Balance at Mar. 31, 2025	137,598	$ 1,246,408	9,081	11,516	(1,098,726)	(30,681)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		24,273
Issuance of common shares on exercise of share units	0	$ 235	(235)
Stock-based compensation	181		181
Net income (loss) for the period	(34,344)				(34,344)
Other comprehensive income (loss)	$ 5,457					5,457
Balance (in shares) at Jun. 30, 2025	17,351,005	17,351,005
Balance at Jun. 30, 2025	$ 108,892	$ 1,246,643	$ 9,027	$ 11,516	$ (1,133,070)	$ (25,224)